UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 31.8%
	Shares	Value
UNITED STATES — 31.8%
Consumer Discretionary — 5.8%
American Eagle Outfitters	5,467	$64,729
Brinker International (A)	1,700	60,299
Buffalo Wild Wings *(A)	600	64,500
Burlington Stores *	1,412	122,886
Cheesecake Factory (A)	900	42,822
Comcast, Cl A	4,288	173,450
Darden Restaurants (A)	600	50,328
Dave & Buster’s Entertainment *	700	43,477
Domino’s Pizza (A)	503	93,809
Foot Locker	168	7,928
Ford Motor	5,100	57,222
GameStop, Cl A (A)	2,600	56,394
Gentex	5,600	95,312
H&R Block	3,188	97,234
Home Depot	512	76,595
Interpublic Group of Companies	7,673	165,814
KB Home	1,800	41,256
Lear	516	76,466
Leggett & Platt	2,400	115,632
Lennar, Cl A (A)	1,100	57,684
Liberty Broadband, Cl C *	500	49,590
Live Nation Entertainment *	2,618	97,573
Marriott International, Cl A	600	62,514
Michael Kors Holdings *	2,128	77,544
Office Depot (A)	19,800	116,226
Ollie’s Bargain Outlet Holdings *(A)	2,100	93,870
Omnicom Group	940	74,016
Ross Stores	2,058	113,849
Royal Caribbean Cruises	500	56,535
SeaWorld Entertainment	2,900	44,602
Sirius XM Holdings	14,429	84,554
Six Flags Entertainment (A)	1,400	79,618
Tenneco (A)	300	16,590
Thor Industries	600	63,210

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Consumer Discretionary (continued)
Tiffany	900	$85,959
TJX	1,809	127,191
Ulta Beauty *(A)	649	163,035
Urban Outfitters *	116	2,272
Vail Resorts	200	42,152
Walt Disney	820	90,143
Weight Watchers International *	1,500	53,730
Wendy’s	2,700	41,688
Williams-Sonoma	1,976	91,746
Wynn Resorts	400	51,736

		3,343,780

Consumer Staples — 1.7%
Altria Group	28	1,819
Colgate-Palmolive	1,013	73,138
Conagra Brands (A)	3,262	111,691
Costco Wholesale (A)	500	79,255
Dr. Pepper Snapple Group (A)	1,000	91,160
Kimberly-Clark	300	36,948
McCormick	125	11,912
Molson Coors Brewing, Cl B	600	53,388
Post Holdings *(A)	1,300	108,160
Procter & Gamble	1,196	108,621
Sanderson Farms (A)	900	117,675
Spectrum Brands Holdings (A)	1,581	182,511

		976,278

Energy — 1.8%
Anadarko Petroleum	1,548	70,697
BP ADR	2,214	77,800
Callon Petroleum *(A)	8,700	98,484
Carrizo Oil & Gas *(A)	11,200	176,512
Chevron	833	90,955
Dril-Quip*	900	40,140
ExxonMobil	1,167	93,407
Matador Resources *	2,100	50,946
McDermott International *	14,200	96,134
PBF Energy, Cl A	2,100	47,817

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Energy (continued)
RPC	6,200	$128,402
Southwestern Energy *	8,000	45,600
US Silica Holdings	1,400	40,782

		1,057,676

Financials — 3.1%
AGNC Investment ‡	2,243	47,507
Assured Guaranty (A)	1,200	54,012
Bank of America (A)	4,800	115,776
Charles Schwab	1,200	51,480
CME Group, Cl A (A)	900	110,358
Comerica	600	43,386
Discover Financial Services	1,400	85,316
E*TRADE Financial *	1,100	45,100
Evercore Partners, Cl A	961	75,583
First Horizon National (A)	7,200	125,496
Hancock Holding	1,000	46,000
KeyCorp	3,100	55,924
Lazard, Cl A (C)	2,276	106,312
LendingTree*(A)	300	66,180
Marsh & McLennan	600	46,782
MGIC Investment *	4,100	47,847
Morgan Stanley (A)	1,200	56,280
Northern Trust	1,331	116,476
S&P Global	555	85,242
Starwood Property Trust ‡(A)	1,700	37,468
State Street	1,244	115,978
SunTrust Banks	1,100	63,019
SVB Financial Group *(A)	700	124,908
Texas Capital Bancshares *(A)	400	31,340

		1,753,770

Health Care — 5.1%
Align Technology *	300	50,169
Anthem	200	37,242
Biogen *	344	99,619
Bio-Rad Laboratories, Cl A *(A)	400	94,252
Bioverativ*	1,311	81,243

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Health Care (continued)
Bruker	2,972	$85,237
Catalent *	1,500	52,050
Charles River Laboratories International *	621	60,982
DaVita *	1,164	75,404
Exelixis *	4,070	110,338
HCA Healthcare *	1,100	88,374
HealthEquity *	900	41,283
Hologic *(A)	2,400	106,104
Humana (A)	400	92,480
INC Research Holdings, Cl A *	2,202	121,110
Ionis Pharmaceuticals *	1,000	52,400
Kite Pharma *	400	43,364
Mallinckrodt *	1,723	78,913
Masimo *	884	83,626
Medidata Solutions *	500	38,405
Medtronic	600	50,382
Merck (A)	1,800	114,984
Mettler-Toledo International *	211	120,920
Molina Healthcare *	1,124	75,083
Pacira Pharmaceuticals *	1,700	67,150
PRA Health Sciences *	732	54,461
Quest Diagnostics	705	76,359
Regeneron Pharmaceuticals *	58	28,514
Taro Pharmaceutical Industries *	817	93,408
Teladoc *	1,300	42,640
TESARO *	300	38,298
Thermo Fisher Scientific	300	52,659
United Therapeutics *	786	100,922
Veeva Systems, Cl A *	600	38,256
Vertex Pharmaceuticals *	633	96,102
VWR *	3,781	124,773
Waters *	300	52,032
WellCare Health Plans *(A)	1,047	185,308

		2,904,846

Industrials — 5.1%
3M	391	78,657

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Industrials (continued)
Boeing	412	$99,894
Carlisle (A)	600	58,554
CSX	3,000	148,020
Deere	500	64,140
General Dynamics	691	135,664
General Electric	1,600	40,976
Graco	713	82,737
Hawaiian Holdings *	3,433	142,126
Hexcel	1,100	56,287
Kennametal (A)	3,700	136,530
Lincoln Electric Holdings	500	43,630
ManpowerGroup	1,242	133,080
Middleby *(A)	100	13,068
MSC Industrial Direct, Cl A (A)	1,400	99,694
Nordson (A)	400	50,800
Northrop Grumman	305	80,255
Republic Services, Cl A	1,193	76,614
Robert Half International	2,238	101,270
Rockwell Automation	464	76,574
Rockwell Collins (A)	900	95,877
Rollins	2,063	89,555
Snap-on	700	107,940
Spirit AeroSystems Holdings, Cl A	1,817	109,801
Spirit Airlines *	1,700	66,045
Terex (A)	1,900	74,803
Timken	2,600	118,300
Toro	600	42,654
Union Pacific (A)	1,000	102,960
United Continental Holdings *(A)	1,400	94,752
United Technologies	664	78,730
Wabtec	1,700	128,112
Waste Management	1,028	77,254

		2,905,353

Information Technology — 6.4%
3D Systems *	2,900	48,720
Alliance Data Systems	400	96,572

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology (continued)
Analog Devices (A)	2,100	$165,921
Aspen Technology *	1,359	77,286
BlackBerry *	4,400	41,272
Box, Cl A *	3,100	58,435
Broadcom, Cl A (A)	300	73,998
Cadence Design Systems *	2,327	85,866
Cavium *(A)	3,400	210,596
Cirrus Logic *	900	55,296
Citrix Systems *	940	74,241
CommScope Holding *	1,300	47,814
Diebold Nixdorf (A)	7,700	180,180
DXC Technology	500	39,190
F5 Networks *	1,108	133,791
Finisar *	700	19,054
First Data, Cl A *	4,500	83,970
Intel	1,700	60,299
International Business Machines	400	57,868
Intuit	636	87,266
Jack Henry & Associates	745	79,953
Leidos Holdings	900	48,096
LogMeIn (A)	500	58,225
Manhattan Associates *	3,059	135,208
MasterCard, Cl A	625	79,875
Maxim Integrated Products	1,100	49,984
MAXIMUS	911	54,988
Micron Technology *(A)	4,500	126,540
NCR *	5,603	212,074
PTC *	2,000	110,380
Red Hat *	911	90,071
salesforce.com *(A)	700	63,560
Seagate Technology	2,503	82,499
Skyworks Solutions (A)	849	89,035
Splunk *(A)	900	54,009
Stamps.com *	100	14,810
Symantec (A)	1,500	46,485
Synopsys *(A)	900	68,913

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology (continued)
Teradata *	3,495	$111,211
Teradyne	3,606	124,731
Total System Services	788	50,006
Vantiv, Cl A *	200	12,710
Visa, Cl A	70	6,969
VMware, Cl A *	1,200	111,252
Western Digital (A)	1,300	110,656

		3,689,875

Materials — 1.7%
AK Steel Holding *	7,300	41,318
AptarGroup	912	73,808
Ashland Global Holdings	700	45,479
Avery Dennison	818	76,017
Ball (A)	2,600	108,940
Cabot	1,877	101,977
Chemours	1,395	66,416
Eagle Materials	500	47,050
FMC	800	61,104
Graphic Packaging Holding	3,100	40,889
Huntsman	3,238	86,195
Louisiana-Pacific *	3,424	85,977
LyondellBasell Industries, Cl A	62	5,586
Sealed Air	623	27,107
Worthington Industries	1,967	99,668

		967,531

Real Estate — 0.5%
Boston Properties ‡(A)	900	108,819
Hudson Pacific Properties ‡(A)	2,900	94,888
SL Green Realty ‡(A)	600	61,962
Weyerhaeuser ‡	600	19,812

		285,481

Telecommunication Services — 0.2%
T-Mobile US *(A)	1,500	92,490

Utilities — 0.4%
CenterPoint Energy	2,715	76,536

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Utilities (continued)
Eversource Energy	800	$48,632
Southern (A)	2,100	100,653
Vectren	297	17,853

		243,674

Total Common Stock (Cost $17,943,311)		18,220,754

FOREIGN COMMON STOCK — 14.8%
ARGENTINA — 0.2%
MercadoLibre	285	82,200

AUSTRALIA — 0.1%
Qantas Airways	16,855	71,735

AUSTRIA — 0.2%
Erste Group Bank	2,355	97,895

BELGIUM — 0.1%
UCB	457	33,304

BERMUDA — 0.3%
Marvell Technology Group	10,900	169,604

BRAZIL — 0.1%
Vale ADR, Cl B	5,000	50,150

CANADA — 2.5%
Atco, Cl I	2,100	78,172
BCE	1,721	80,767
CAE	721	12,220
Canadian Utilities, Cl A	2,700	85,694
CGI Group, Cl A *	2,100	110,883
Constellation Software	200	107,744
Dollarama	900	87,975
Enbridge Income Fund Holdings	2,907	74,706

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
CANADA (continued)
George Weston	800	$69,871
Husky Energy *	8,000	92,593
Imperial Oil	2,700	77,486
Inter Pipeline	2,046	40,403
Metro, Cl A	1,100	37,259
Restaurant Brands International	1,400	83,412
Rogers Communications, Cl B	1,700	88,399
Saputo	3,000	101,688
Shaw Communications, Cl B	3,600	80,157
Suncor Energy	2,400	78,290
Valeant Pharmaceuticals International *	4,200	69,194

		1,456,913

CHINA — 0.3%
Autohome ADR *	900	43,812
New Oriental Education & Technology Group ADR *	500	39,830
Sina *	600	56,886

		140,528

DENMARK — 0.9%
DFDS	1,378	78,592
ISS	2,803	114,980
Novo Nordisk, Cl B	2,703	115,353
Pandora	641	73,770
Vestas Wind Systems	1,284	125,493

		508,188

FINLAND — 0.2%
Neste	2,531	109,750

GERMANY — 0.1%
CTS Eventim & KGaA	819	37,947
ProSiebenSat.1 Media	1,055	42,275

		80,222

HONG KONG — 1.3%
Chow Tai Fook Jewellery Group	12,400	12,875
CK Hutchinson Holdings	6,000	79,044
CLP Holdings	7,500	79,937

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Hang Seng Bank	3,600	$78,353
Hong Kong & China Gas	42,900	81,178
Melco Resorts & Entertainment ADR	6,990	141,198
MTR	14,000	80,926
PCCW	88,000	49,572
Power Assets Holdings	8,500	84,230
VTech Holdings	4,700	67,996

		755,309

ISRAEL — 0.2%
Check Point Software Technologies *	1,144	121,012

ITALY — 0.4%
Banca Mediolanum	2,389	20,900
Mediaset *	17,904	70,070
Recordati	3,022	129,145

		220,115

JAPAN — 3.6%
Astellas Pharma	7,400	94,510
Bandai Namco Holdings	600	20,872
Canon	100	3,480
Chubu Electric Power	5,800	76,232
Hoya	2,300	129,891
ITO EN	100	3,701
Kakaku.com	6,100	86,151
Kao	500	30,450
KDDI	200	5,297
Kirin Holdings	2,200	48,502
Konami Holdings	200	10,431
Lion	5,000	107,034
McDonald’s Holdings Japan	1,200	48,819
Mixi	2,000	110,118
Nippon Telegraph & Telephone	2,300	112,450
NTT DOCOMO	4,500	104,617
Oracle Japan	1,500	100,821
Osaka Gas	19,000	76,090
Pola Orbis Holdings	3,300	91,746

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
SCREEN Holdings	1,100	$73,836
SECOM	1,000	75,078
SEGA SAMMY HOLDINGS	900	12,139
Seven & i Holdings	2,500	100,798
Shimamura	600	74,670
Square Enix Holdings	700	22,953
Start Today	2,900	81,940
Sumitomo Dainippon Pharma	5,900	82,845
Suntory Beverage & Food	2,400	117,774
Toho	2,100	75,718
Unicharm	2,600	66,731
Yamazaki Baking	1,300	26,107

		2,071,801

MEXICO — 0.2%
America Movil ADR, Cl L	3,700	65,416
Cemex ADR *	6,800	66,028

		131,444

NEW ZEALAND — 0.1%
Spark New Zealand	22,220	62,577

NORWAY — 0.4%
Marine Harvest	4,203	78,310
Statoil	4,425	82,953
Telenor	4,597	91,965

		253,228

PERU — 0.2%
Credicorp	500	92,570

PORTUGAL — 0.2%
Jeronimo Martins SGPS	4,464	87,854

SINGAPORE — 0.1%
Singapore Airlines	7,400	56,736

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
SPAIN — 0.6%
Endesa	3,107	$73,598
Industria de Diseno Textil	3,021	120,126
Mediaset Espana Comunicacion	9,379	118,245

		311,969

SWEDEN — 0.3%
Hennes & Mauritz, Cl B	3,626	94,537
Peab	6,299	73,961
Swedish Match	629	22,125

		190,623

SWITZERLAND — 0.9%
dormakaba Holding	63	56,162
Julius Baer Group	337	19,064
Nestle	1,440	121,669
Partners Group Holding	6	3,897
SGS	32	70,754
Sika	13	89,607
Swisscom	170	83,106
Vifor Pharma	890	95,079

		539,338

UNITED KINGDOM — 1.3%
Booker Group	31,249	79,368
Centrica	28,589	74,875
Dialog Semiconductor *	164	7,165
Fiat Chrysler Automobiles	7,700	93,093
Hargreaves Lansdown	4,555	82,936
National Grid	923	11,408
Pentair	800	50,456
RELX	4,305	93,317
Rightmove	1,402	77,840
SSE	4,020	73,142
Tate & Lyle	4,952	43,906

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
WPP	3,771	$76,921

		764,427

Total Foreign Common Stock
(Cost $7,761,113)		8,459,492

FOREIGN PREFERRED STOCK — 0.1%
BRAZIL — 0.1%
Vale ADR, Cl B (Cost $48,680)	5,900	55,401

SHORT-TERM INVESTMENTS (B) — 43.2%
BlackRock Liquidity Funds FedFund, Institutional Shares, 0.880%	2,059,258	2,059,258
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.890%	16,723,674	16,723,674
SEI Daily Income Trust Government Fund, Cl F, 0.790%	5,993,433	5,993,433

Total Short-Term Investments
(Cost $24,776,365)		24,776,365

Total Investments — 89.9%
(Cost $50,529,469)†		$51,512,012

SECURITIES SOLD SHORT
COMMON STOCK — (28.7)%
UNITED STATES — (28.7)%
Consumer Discretionary — (4.6)%
Adient	(1,106)	(72,410)
Advance Auto Parts	(400)	(44,804)
Amazon.com *	(80)	(79,022)
AMC Networks, Cl A *	(1,600)	(102,320)
AutoNation *	(1,100)	(46,618)
Big Lots	(900)	(44,703)
BorgWarner	(2,100)	(98,154)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Consumer Discretionary (continued)
CarMax *	(1,900)	$(125,875)
Charter Communications, Cl A *	(361)	(141,479)
Coach	(1,200)	(56,568)
Dollar General	(700)	(52,612)
Dollar Tree *	(1,000)	(72,080)
Foot Locker	(900)	(42,471)
Garmin	(1,100)	(55,209)
Genuine Parts	(500)	(42,465)
H&R Block	(1,400)	(42,700)
Hanesbrands	(2,400)	(55,008)
L Brands	(900)	(41,751)
Liberty Broadband, Cl C *	(1,389)	(137,761)
LKQ *	(2,900)	(100,224)
lululemon athletica *	(900)	(55,476)
Mattel	(5,722)	(114,554)
McDonald’s	(300)	(46,542)
Michael Kors Holdings *	(1,600)	(58,304)
Michaels *	(2,000)	(40,280)
Netflix *	(866)	(157,318)
Polaris Industries	(500)	(44,830)
PVH	(700)	(83,503)
Select Comfort *	(2,600)	(87,906)
Tesla *	(337)	(109,009)
TripAdvisor *	(1,200)	(46,824)
VF	(1,500)	(93,285)
Wyndham Worldwide	(900)	(93,933)
Wynn Resorts	(823)	(106,447)
Yum! Brands	(600)	(45,288)

		(2,637,733)

Consumer Staples — (1.6)%
Bunge	(1,700)	(133,263)
Church & Dwight	(1,600)	(85,360)
Coty, Cl A	(5,070)	(103,834)
General Mills	(2,200)	(122,452)
Hershey	(600)	(63,186)
JM Smucker	(400)	(48,760)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Consumer Staples (continued)
Kroger	(2,300)	$(56,396)
McCormick	(1,400)	(133,420)
Sprouts Farmers Market *	(2,200)	(52,954)
TreeHouse Foods *	(1,600)	(135,728)

		(935,353)

Energy — (2.9)%
Apache	(1,600)	(79,168)
Cabot Oil & Gas	(2,700)	(67,149)
Callon Petroleum *	(3,489)	(39,495)
Centennial Resource Development, Cl A *	(4,467)	(74,956)
Cheniere Energy *	(2,621)	(118,469)
Continental Resources *	(1,500)	(50,145)
Core Laboratories	(600)	(60,318)
Diamondback Energy *	(728)	(69,801)
Energy Transfer Equity (C)	(1,679)	(29,668)
EOG Resources	(1,100)	(104,654)
ExxonMobil	(1,100)	(88,044)
Hess	(900)	(40,086)
Kinder Morgan	(2,100)	(42,903)
Murphy Oil	(4,000)	(106,320)
Oasis Petroleum *	(5,336)	(41,514)
Occidental Petroleum	(2,500)	(154,825)
ONEOK	(1,100)	(62,227)
Parsley Energy, Cl A *	(2,966)	(86,844)
Patterson-UTI Energy	(3,610)	(69,817)
PDC Energy *	(1,224)	(57,724)
Range Resources	(1,600)	(33,776)
US Silica Holdings	(1,737)	(50,599)
Weatherford International *	(11,450)	(51,067)
Williams	(1,700)	(54,026)
WPX Energy *	(4,158)	(44,823)

		(1,678,418)

Financials — (2.4)%
American Express	(1,100)	(93,753)
AmTrust Financial Services	(3,900)	(62,400)
Bank of New York Mellon	(2,000)	(106,060)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Financials (continued)
BB&T	(2,300)	$(108,836)
Blackstone Group (C)	(829)	(27,730)
Chemical Financial	(1,841)	(88,718)
Everest Re Group	(300)	(78,717)
First Republic Bank	(1,100)	(110,363)
FNB	(543)	(7,439)
FNF Group	(2,100)	(102,606)
KKR (C)	(6,520)	(126,358)
Moody’s	(400)	(52,652)
PNC Financial Services Group	(400)	(51,520)
State Street	(1,000)	(93,230)
TD Ameritrade Holding	(2,000)	(91,460)
Voya Financial	(1,100)	(43,164)
Wells Fargo	(1,388)	(74,869)
Wintrust Financial	(700)	(52,717)

		(1,372,592)

Health Care — (4.9)%
Acadia Healthcare *	(3,000)	(158,790)
ACADIA Pharmaceuticals *	(4,458)	(132,715)
Alnylam Pharmaceuticals *	(1,392)	(115,174)
Amgen	(667)	(116,398)
athenahealth *	(408)	(56,435)
Becton Dickinson	(200)	(40,280)
BioMarin Pharmaceutical *	(800)	(70,184)
Bluebird Bio *	(766)	(72,195)
Bristol-Myers Squibb	(800)	(45,520)
Cardinal Health	(1,400)	(108,164)
Clovis Oncology *	(543)	(46,052)
Cooper	(200)	(48,774)
Cotiviti Holdings *	(2,089)	(89,931)
DexCom *	(1,500)	(99,915)
Endo International *	(4,100)	(45,182)
Envision Healthcare *	(800)	(45,144)
Express Scripts Holding *	(700)	(43,848)
Gilead Sciences	(1,772)	(134,831)
Horizon Pharma *	(5,000)	(59,900)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Health Care (continued)
ICU Medical *	(473)	$(81,309)
Intercept Pharmaceuticals *	(500)	(58,565)
McKesson	(600)	(97,122)
Medicines*	(1,648)	(63,366)
Medtronic	(895)	(75,153)
Mettler-Toledo International *	(100)	(57,308)
Mylan *	(2,000)	(77,980)
Nektar Therapeutics, Cl A *	(3,106)	(67,804)
Neurocrine Biosciences *	(1,670)	(80,210)
Nevro *	(1,400)	(120,484)
Puma Biotechnology *	(590)	(56,079)
Regeneron Pharmaceuticals *	(100)	(49,162)
ResMed	(1,200)	(92,544)
Shire ADR	(400)	(67,016)
Ultragenyx Pharmaceutical *	(861)	(57,101)
Valeant Pharmaceuticals International *	(4,000)	(65,840)
Varian Medical Systems *	(700)	(67,984)
Zoetis, Cl A	(700)	(43,764)

		(2,808,223)

Industrials — (3.0)%
Acuity Brands	(200)	(40,530)
AGCO	(700)	(50,498)
American Airlines Group	(1,700)	(85,748)
Avis Budget Group *	(1,400)	(43,092)
Boeing	(200)	(48,492)
Chicago Bridge & Iron	(3,200)	(59,968)
Dun & Bradstreet	(400)	(44,304)
Expeditors International of Washington	(800)	(47,104)
Fluor	(1,400)	(60,802)
HD Supply Holdings *	(1,800)	(58,482)
Hertz Global Holdings *	(6,800)	(92,956)
Hubbell, Cl B	(400)	(47,516)
JetBlue Airways *	(2,300)	(50,439)
Kansas City Southern	(1,200)	(123,828)
Nielsen Holdings	(1,100)	(47,311)
Old Dominion Freight Line	(500)	(47,955)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Industrials (continued)
Rockwell Automation	(300)	$(49,509)
Ryder System	(2,000)	(145,520)
Southwest Airlines	(1,600)	(88,816)
TransDigm Group	(305)	(86,053)
United Parcel Service, Cl B	(800)	(88,232)
USG *	(1,400)	(37,856)
Verisk Analytics, Cl A *	(1,200)	(104,712)
Wabtec	(947)	(71,366)
Watsco	(400)	(60,308)
Xylem	(800)	(45,384)

		(1,726,781)

Information Technology — (6.1)%
Activision Blizzard	(700)	(43,246)
Advanced Micro Devices *	(5,352)	(72,841)
Akamai Technologies *	(1,500)	(70,710)
Ambarella *	(1,800)	(90,090)
ANSYS *	(800)	(103,640)
Apple	(812)	(120,769)
Arista Networks *	(572)	(85,394)
Autodesk *	(144)	(15,954)
Automatic Data Processing	(700)	(83,237)
Blackbaud	(500)	(46,170)
Broadcom, Cl A	(490)	(120,863)
Coherent *	(387)	(102,555)
Corning	(4,700)	(136,958)
Cree *	(3,200)	(82,912)
Facebook, Cl A *	(55)	(9,309)
Finisar *	(2,591)	(70,527)
FireEye *	(6,200)	(90,706)
First Solar *	(2,000)	(98,620)
FleetCor Technologies *	(1,096)	(166,658)
Global Payments	(1,321)	(124,663)
GrubHub *	(2,067)	(95,351)
InterXion Holding *	(565)	(27,047)
Keysight Technologies *	(2,022)	(84,095)
KLA-Tencor	(600)	(55,578)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology (continued)
Lam Research	(300)	$(47,838)
Leidos Holdings	(1,425)	(76,152)
LogMeIn	(705)	(82,097)
Lumentum Holdings *	(1,056)	(66,106)
MACOM Technology Solutions Holdings *	(1,407)	(85,194)
MasterCard, Cl A	(400)	(51,120)
Micron Technology *	(2,955)	(83,095)
Nice ADR	(226)	(16,873)
NVIDIA	(1,105)	(179,574)
Red Hat *	(1,500)	(148,305)
Sabre	(3,400)	(75,242)
Square, Cl A *	(3,175)	(83,661)
Symantec	(2,576)	(79,830)
Twitter *	(6,555)	(105,470)
Universal Display	(1,714)	(206,708)
ViaSat *	(700)	(46,263)
Zillow Group, Cl C *	(1,736)	(78,398)

		(3,509,819)

Materials — (1.7)%
Avery Dennison	(500)	(46,465)
CF Industries Holdings	(4,435)	(130,167)
Cliffs Natural Resources *	(5,700)	(44,004)
Ecolab	(700)	(92,169)
Freeport-McMoRan *	(5,200)	(76,024)
Hecla Mining	(15,800)	(85,478)
Newmont Mining	(2,200)	(81,774)
Packaging Corp of America	(800)	(87,584)
PPG Industries	(600)	(63,150)
Reliance Steel & Aluminum	(800)	(57,888)
Royal Gold	(1,100)	(95,326)
Sealed Air	(1,300)	(56,563)
United States Steel	(2,200)	(51,678)

		(968,270)

Real Estate — (0.9)%
Camden Property Trust ‡	(500)	(44,850)
Colony NorthStar, Cl A ‡	(524)	(7,671)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Real Estate (continued)
CubeSmart ‡	(1,800)	$(44,388)
Equity LifeStyle Properties ‡	(600)	(52,380)
Kimco Realty ‡	(2,200)	(44,396)
Realty Income ‡	(2,600)	(148,356)
Ventas ‡	(1,900)	(127,965)
Welltower ‡	(200)	(14,678)

		(484,684)

Telecommunication Services — (0.3)%
AT&T	(1,100)	(42,900)
CenturyLink	(2,300)	(53,521)
Sprint *	(9,397)	(74,988)

		(171,409)

Utilities — (0.3)%
Pinnacle West Capital	(500)	(43,365)
Xcel Energy	(2,100)	(99,351)

		(142,716)

Total Common Stock (Proceeds $15,788,842)		(16,435,998)

FOREIGN COMMON STOCK — (8.1)%
AUSTRALIA — (0.7)%
Australia & New Zealand Banking Group	(3,547)	(84,078)
BHP Billiton	(5,340)	(110,431)
Commonwealth Bank of Australia	(519)	(34,765)
Macquarie Group	(53)	(3,639)
National Australia Bank	(3,032)	(72,647)
WesTtpac Banking	(3,208)	(81,663)

		(387,223)

AUSTRIA — (0.2)%
ams	(1,284)	(92,620)

BELGIUM — (0.1)%
Anheuser-Busch InBev ADR	(670)	(80,842)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
CANADA — (0.6)%
Bombardier *	(51,300)	$(103,279)
First Quantum Minerals	(7,700)	(85,106)
International Petroleum *	(1,518)	(5,264)
Shopify *	(1,100)	(101,367)
Wheaton Precious Metals	(4,000)	(81,107)

		(376,123)

CHINA — (0.2)%
Vipshop Holdings ADR *	(7,800)	(95,940)

DENMARK — (0.2)%
AP Moller - Maersk, Cl B	(26)	(56,782)
Novo Nordisk ADR	(1,200)	(50,880)

		(107,662)

FINLAND — (0.1)%
Kone, Cl B	(1,370)	(71,375)

FRANCE — (1.1)%
Bollore	(17,856)	(82,860)
L’Oreal	(371)	(76,902)
Remy Cointreau	(670)	(77,149)
Renault	(807)	(72,757)
Sanofi	(787)	(75,203)
SEB	(459)	(81,695)
SFR Group *	(1,626)	(60,633)
Zodiac Aerospace	(2,928)	(83,708)

		(610,907)

GERMANY — (0.7)%
Bayerische Motoren Werke	(830)	(76,354)
Daimler	(961)	(67,450)
Deutsche Bank	(4,457)	(79,618)
Fresenius & KGaA	(451)	(38,136)
GEA Group	(2,096)	(85,218)
K+S	(2,846)	(74,103)

		(420,879)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
ITALY — (0.7)%
Banco BPM *	(23,555)	$(86,163)
Davide Campari-Milano	(10,789)	(79,889)
UniCredit	(4,434)	(87,343)
Unione di Banche Italiane	(16,359)	(79,128)
Yoox Net-A-Porter Group, Cl A *	(2,440)	(80,733)

		(413,256)

JAPAN — (1.2)%
Fukuoka Financial Group	(16,000)	(73,872)
Harmonic Drive Systems	(2,200)	(95,088)
Mitsubishi UFJ Financial Group	(12,400)	(78,734)
MonotaRO	(2,500)	(82,543)
Nintendo	(300)	(101,991)
PeptiDream *	(2,600)	(81,836)
SUMCO	(5,700)	(92,859)
Toyota Industries	(1,500)	(80,684)

		(687,607)

NETHERLANDS — (0.4)%
ArcelorMittal	(3,848)	(101,104)
ASML Holding	(177)	(26,852)
OCI *	(4,129)	(88,544)

		(216,500)

NORWAY — (0.1)%
Yara International	(892)	(35,542)

SOUTH AFRICA — (0.2)%
AngloGold Ashanti ADR	(4,600)	(46,092)
Sibanye Gold ADR	(12,000)	(61,920)

		(108,012)

SPAIN — (0.4)%
Banco Santander	(19,390)	(128,773)
Grifols	(3,357)	(94,402)

		(223,175)

SWEDEN — (0.5)%
Nibe Industrier, Cl B	(12,119)	(115,654)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
SWEDEN (continued)
Swedbank	(309)	$(8,068)
Telefonaktiebolaget LM Ericsson, Cl B	(8,607)	(55,914)
Volvo, Cl B	(5,424)	(92,171)

		(271,807)

SWITZERLAND — (0.1)%
Cie Financiere Richemont	(1,072)	(91,075)

UNITED KINGDOM — (0.6)%
CNH Industrial	(7,684)	(89,144)
Coca-Cola European Partners	(1,100)	(47,553)
Rio Tinto	(1,091)	(57,421)
Royal Bank of Scotland Group *	(25,220)	(82,722)
Weir Group	(3,324)	(80,433)

		(357,273)

Total Foreign Common Stock (Proceeds $4,174,648)		(4,647,818)

FOREIGN PREFERRED STOCK — (0.5)%
GERMANY — (0.5)%
Porsche Automobil Holding	(2,002)	(114,671)
Sartorius	(796)	(75,337)
Volkswagen	(783)	(120,591)

Total Foreign Preferred Stock (Proceeds $271,505)		(310,599)

REGISTERED INVESTMENT COMPANY — (0.7)%
EXCHANGE TRADED FUND — (0.7)%
SPDR S&P 500 ETF Trust (Proceeds $394,591)	(1,600)	(394,832)

Securities Sold Short — (38.0)% (Proceeds $20,629,586)@		$(21,789,247)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

PURCHASED OPTIONS — 0.1%
	Contracts	Value
Australian Dollar Future Option, Expires 9/16/2017, Strike Price $79.50*	16	$14,880
Australian Dollar Future Option, Expires 9/16/2017, Strike Price $79*	30	30,000

Total Purchased Options — 0.1% (Cost $47,524)		$44,880

WRITTEN OPTIONS — (0.6)%
U.S. 10 Year Future Option, Expires 8/19/2017, Strike Price $125*	(90)	(56,953)
U.S. 10 Year Future Option, Expires 8/19/2017, Strike Price $126*	(76)	(37,406)
U.S. 10 Year Future Option, Expires 11/18/2017, Strike Price $125.50*	(56)	(64,313)
U.S. Bond Future Option, Expires 8/19/2017, Strike Price $152*	(80)	(106,250)
U.S. Bond Future Option, Expires 8/19/2017, Strike Price $153*	(28)	(35,875)
U.S. Bond Future Option, Expires 8/19/2017, Strike Price $154*	(44)	(47,781)
U.S. Bond Future Option, Expires 8/19/2017, Strike Price $156*	(28)	(8,750)

Total Written Options — 0.6% (Proceeds $541,115)		$(357,328)

Percentages are based on Net Assets of $57,312,009.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	The rate reported is the 7-day effective yield as of July 31, 2017.
(C)	Security is a Master Limited Partnership. At July 31, 2017, such securities amounted to $(77,444), or (0.1)% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

ADR — American Depositary Receipt

Bovespa — Bolsa De Balores De Sao Paulo

CAC40 — French Stock Market Index benchmark

CBOE — Chicago Board Options Exchange

Cl — Class

CNX Nifty — National Stock Exchange of India’s benchmark Stock Market index for Indian Equity Market

DAX — German Stock Exchange

ETF — Exchange Traded Fund

EURIBOR — Euro Interbank Offered Rate

Euro STOXX — Stock index of Eurozone stocks

FTSE — Financial Times Stock Exchange

GBP — British Pound

JSE — Johannesburg Stock Exchange

KOSPI — Capitalization weighted index of all common shares on the Korean Stock Exchanges

KRW — Korean Won

LLC — Limited Liability Company

LME — London Metal Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NY— New York

NYMEX — New York Mercantile Exchange

OMX — Stockholm Stock Exchange

OTC — Over the Counter

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPDR — Standard & Poor’s Depositary Receipt

SPI — Swiss Performance Index

TAIEX — Taiwan Capitalization Weighted Stock Index

TOPIX — Tokyo Stock Exchange Tokyo Price Index

TSE — Tokyo Stock Exchange

TWD — New Taiwan Dollar

VIX — Volatility Index

WTI — West Texas Intermediate

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

A list of open OTC swap agreements held by the Fund at July 31, 2017 is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC	KOSPI 200 Index	Negative Price Return	Positive Price Return	09/15/17	KRW	$ (817,670)	$(26,529)
Morgan Stanley & Co. LLC	TAIEX Index	Negative Price Return	Positive Price Return	08/16/17	TWD	882,774	8,849

							$(17,680)

 The open futures contracts held by the Fund at July 31, 2017, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Euro EURIBOR	3	Dec-2018	$41
3-Month Euro EURIBOR	1	Jun-2018	29
3-Month Euro EURIBOR	3	Mar-2018	28
3-Month Euro EURIBOR	3	Sep-2018	476
90-Day Bank Bill	1	Dec-2018	137
90-Day Bank Bill	4	Jun-2018	23
90-Day Bank Bill	1	Mar-2018	(96)
90-Day Bank Bill	2	Sep-2018	197
90-Day Euro$	(1)	Dec-2018	(141)
90-Day Euro$	5	Jun-2018	(286)
90-Day Euro$	2	Mar-2018	(254)
90-Day Euro$	2	Sep-2018	46
90-Day Sterling	4	Dec-2018	(5)
90-Day Sterling	3	Jun-2018	(578)
90-Day Sterling	4	Mar-2018	109
90-Day Sterling	(3)	Sep-2018	(684)
Amsterdam Index	9	Aug-2017	4,923
Amsterdam Index	(1)	Aug-2017	(61)
Australian 3-Year Bond	(5)	Sep-2017	(724)
Australian Bond	14	Sep-2017	(6,293)
Australian Currency	(45)	Sep-2017	(24,635)
Australian Currency	20	Sep-2017	20,720

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Bovespa Index	(38)	Aug-2017	$ (40,744)
Brent Crude Penultimate	2	Oct-2017	2,876
CAC40 10 Euro	(38)	Aug-2017	12,851
CAC40 10 Euro	3	Aug-2017	(1,276)
Canadian 10-Year Bond	(7)	Sep-2017	7,903
Canadian 10-Year Bond	13	Sep-2017	(9,586)
Canadian Bank Acceptance	(6)	Dec-2018	(135)
Canadian Bank Acceptance	(5)	Jun-2018	3,096
Canadian Bank Acceptance	(5)	Mar-2018	2,782
Canadian Bank Acceptance	(5)	Sep-2018	2,988
Canadian Currency	(10)	Sep-2017	650
Canadian Currency	8	Sep-2017	(1,085)
CBOE VIX Future	(46)	Aug-2017	6,690
CBOE VIX Future	1	Nov-2017	(167)
CBOE VIX Future	(17)	Oct-2017	3,394
CBOE VIX Future	(116)	Sep-2017	23,387
Corn	(13)	Dec-2017	1,338
Corn	8	Dec-2017	(810)
Cotton No. 2	6	Dec-2017	1,195
DAX Index	1	Sep-2017	(3,350)
Euro Currency	(7)	Sep-2017	(6,799)
Euro Currency	9	Sep-2017	19,477
Euro STOXX	(12)	Sep-2017	1,027
Euro STOXX	8	Sep-2017	(899)
Euro STOXX 50 Volatility	(30)	Sep-2017	(73)
Euro-Bobl	(8)	Sep-2017	206
Euro-Bobl	20	Sep-2017	(1,040)
Euro-BTP	2	Sep-2017	3,275
Euro-Bund	36	Sep-2017	620
Euro-Buxl 30 Year Bond	3	Sep-2017	(295)
Euro-Oat	(6)	Sep-2017	10,873
FTSE 100 Index	(26)	Sep-2017	(2,852)
FTSE 100 Index	8	Sep-2017	(1,898)
FTSE China A50	(66)	Aug-2017	(2,139)
FTSE/JSE Top 40 Index	(23)	Sep-2017	(45,567)
FTSE/MIB	1	Sep-2017	(297)
GBP Currency	23	Sep-2017	15,468
Gold	8	Dec-2017	7,371
Hang Seng Index	7	Aug-2017	13,931
H-shares Index	5	Aug-2017	722

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Japanese 10-Year Bond	(11)	Sep-2017	$ (13,264)
Japanese Currency	74	Sep-2017	71,344
Lean Hogs	(2)	Oct-2017	484
Lean Hogs	7	Oct-2017	(3,240)
Live Cattle	(1)	Oct-2017	137
Live Cattle	4	Oct-2017	(10,702)
LME Aluminum	9	Sep-2017	(2,359)
LME Copper	9	Sep-2017	39,036
LME Lead	1	Sep-2017	2,275
LME Nickle	2	Sep-2017	4,770
LME Tin	1	Sep-2017	2,942
LME Zinc	5	Sep-2017	(785)
Long Gilt 10-Year Bond	33	Sep-2017	(5,520)
Low Sulfur Gasoline	15	Sep-2017	40,499
Mexican Peso	58	Sep-2017	6,624
MSCI Sing Index	51	Aug-2017	3,092
MSCI Taiwan Index	42	Aug-2017	(3,280)
NASDAQ 100 E-MINI	(1)	Sep-2017	573
Natural Gas	(9)	Sep-2017	14,978
New Zealand Future	(6)	Sep-2017	55
New Zealand Future	39	Sep-2017	81,562
Nikkei 225 Index	(2)	Sep-2017	(280)
Nikkei 225 Index	10	Sep-2017	(12,699)
NY Harbor	7	Sep-2017	27,687
NYMEX Cocoa	3	Sep-2017	3,703
NYMEX Coffee	(4)	Sep-2017	(8,393)
NYMEX Coffee	8	Sep-2017	3,716
OMX Index	147	Aug-2017	(45,999)
Palladium	1	Sep-2017	4,143
Platinum	3	Oct-2017	748
RBOB Gasoline	8	Sep-2017	35,593
Russell 2000 Index E-MINI	19	Sep-2017	(5,760)
S&P 500 Index E-MINI	(71)	Sep-2017	(30,646)
S&P 500 Index E-MINI	33	Sep-2017	3,452
S&P Mid 400 Index E-MINI	5	Sep-2017	8,051
S&P TSE 60 Index	(8)	Sep-2017	(4,475)
S&P TSE 60 Index	3	Sep-2017	458
SGX S&P CNX Nifty Index	(61)	Aug-2017	(10,868)
Silver	3	Sep-2017	8,732

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Soybean	(5)	Nov-2017	$ 1,623
Soybean	2	Nov-2017	(2,343)
Soybean Meal	(8)	Dec-2017	3,287
Soybean Meal	4	Dec-2017	(752)
Soybean Oil	6	Dec-2017	2,119
SPI 200 Index	(22)	Sep-2017	(10,220)
Sugar	(14)	Oct-2017	(18,141)
Sugar	1	Oct-2017	534
Swiss Franc	(3)	Sep-2017	2,617
TOPIX Index	34	Sep-2017	(10,382)
U.S. 10-Year Treasury Note	(2)	Sep-2017	94
U.S. 10-Year Treasury Note	47	Sep-2017	(2,949)
U.S. 2-Year Treasury Note	2	Sep-2017	(190)
U.S. 5-Year Treasury Note	59	Sep-2017	308
U.S. Long Treasury Bond	(3)	Sep-2017	(1,380)
U.S. Long Treasury Bond	38	Sep-2017	(1,183)
U.S. Ultra Long Treasury Bond	(2)	Sep-2017	(2,128)
Wheat	(2)	Dec-2017	594
Wheat	3	Dec-2017	(389)
Wheat	(5)	Sep-2017	3,761
White Sugar	6	Oct-2017	3,589
WTI Crude	3	Sep-2017	7,083
WTI Crude	(1)	Sep-2017	(4,412)
Yen Nikkei	15	Sep-2017	(7,730)

			$ 185,874

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2017 (Unaudited)

The following table summarizes the inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,220,754	$—	$—	$18,220,754
Foreign Common Stock	8,459,492	—	—	8,459,492
Foreign Preferred Stock	55,401	—	—	55,401
Short-Term Investments	24,776,365	—	—	24,776,365

Total Investments in Securities	$51,512,012	$—	$—	$51,512,012

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(16,435,998)	$—	$—	$(16,435,998)
Foreign Common Stock	(4,647,818)	—	—	(4,647,818)
Foreign Preferred Stock	(310,599)	—	—	(310,599)
Registered Investment Company	(394,832)	—	—	(394,832)

Total Securities Sold Short	$(21,789,247)	$—	$—	$(21,789,247)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$44,880	$—	$—	$44,880
Written Options	(357,328)	—	—	(357,328)
Total Return Swaps*
Appreciation	8,849	—	—	8,849
Depreciation	(26,529)	—	—	(26,529)
Futures Contracts*
Appreciation	559,112	—	—	559,112
Depreciation	(373,238)	—	—	(373,238)

Total Securities Sold Short	$(144,254)	$—	$—	$(144,254)

* Total return swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2017, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of July 31, 2017, the Fund did not hold any level 3 securities.

†At July 31, 2017, the tax basis cost of the Fund’s investments was $50,529,469, and the unrealized appreciation and depreciation were $1,604,807 and $(622,264), respectively.

@At July 31, 2017, the tax basis proceeds of the Fund’s securities sold short was $(20,629,586), and the unrealized appreciation and depreciation were $391,250 and $(1,550,911), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

RLL-QH-001-0600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017